IFRS 7 - Disclosure - Liquidity Risk - Summary of Liquid Assets by Type and Currency (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	$ 595,472	$ 389,573
Securities received as collateral from securities financing and derivative transactions	252,107	255,255
Total liquid assets	$ 847,579	$ 644,828
% of total	100.00%	100.00%
Encumbered liquid assets	$ 275,849	$ 253,215
Unencumbered liquid assets	571,730	391,613
Canadian Dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	202,805	100,126
Securities received as collateral from securities financing and derivative transactions	111,529	109,145
Total liquid assets	$ 314,334	$ 209,271
% of total	37.00%	32.00%
Encumbered liquid assets	$ 124,061	$ 108,191
Unencumbered liquid assets	190,273	101,080
Canadian Dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	78,187	5,140
Total liquid assets	$ 78,187	$ 5,140
% of total	9.00%	1.00%
Encumbered liquid assets	$ 1,972	$ 566
Unencumbered liquid assets	76,215	4,574
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	42,095	13,872
Securities received as collateral from securities financing and derivative transactions	80,732	77,275
Total liquid assets	$ 122,827	$ 91,147
% of total	14.00%	14.00%
Encumbered liquid assets	$ 72,906	$ 56,337
Unencumbered liquid assets	49,921	34,810
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	35,939	38,138
Securities received as collateral from securities financing and derivative transactions	11	15
Total liquid assets	$ 35,950	$ 38,153
% of total	5.00%	6.00%
Encumbered liquid assets	$ 768	$ 3,816
Unencumbered liquid assets	35,182	34,337
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	20,055	15,679
Securities received as collateral from securities financing and derivative transactions	23,490	25,151
Total liquid assets	$ 43,545	$ 40,830
% of total	5.00%	6.00%
Encumbered liquid assets	$ 34,641	$ 31,287
Unencumbered liquid assets	8,904	9,543
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	11,037	11,149
Securities received as collateral from securities financing and derivative transactions	2,855	3,623
Total liquid assets	$ 13,892	$ 14,772
% of total	2.00%	2.00%
Encumbered liquid assets	$ 2,149	$ 3,882
Unencumbered liquid assets	11,743	10,890
Canadian Dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	11,637	13,636
Securities received as collateral from securities financing and derivative transactions	4,177	2,770
Total liquid assets	$ 15,814	$ 16,406
% of total	2.00%	3.00%
Encumbered liquid assets	$ 9,503	$ 11,225
Unencumbered liquid assets	6,311	5,181
Canadian Dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	3,855	2,512
Securities received as collateral from securities financing and derivative transactions	264	311
Total liquid assets	4,119	2,823
Encumbered liquid assets	2,122	1,078
Unencumbered liquid assets	1,997	1,745
Other than Canadian dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	392,667	289,447
Securities received as collateral from securities financing and derivative transactions	140,578	146,110
Total liquid assets	$ 533,245	$ 435,557
% of total	63.00%	68.00%
Encumbered liquid assets	$ 151,788	$ 145,024
Unencumbered liquid assets	381,457	290,533
Other than Canadian dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	79,204	19,225
Total liquid assets	$ 79,204	$ 19,225
% of total	9.00%	3.00%
Encumbered liquid assets	$ 34	$ 33
Unencumbered liquid assets	79,170	19,192
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	79,420	84,835
Securities received as collateral from securities financing and derivative transactions	1,877	1,856
Total liquid assets	$ 81,297	$ 86,691
% of total	10.00%	13.00%
Encumbered liquid assets	$ 7,240	$ 7,070
Unencumbered liquid assets	74,057	79,621
Other than Canadian dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	27,882	40,550
Securities received as collateral from securities financing and derivative transactions	33,911	34,607
Total liquid assets	$ 61,793	$ 75,157
% of total	7.00%	12.00%
Encumbered liquid assets	$ 32,998	$ 39,403
Unencumbered liquid assets	28,795	35,754
Other than Canadian dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	6,257	4,658
Securities received as collateral from securities financing and derivative transactions	1,418	667
Total liquid assets	$ 7,675	$ 5,325
% of total	1.00%	1.00%
Encumbered liquid assets	$ 1,429	$ 712
Unencumbered liquid assets	6,246	4,613
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	73,260	34,103
Securities received as collateral from securities financing and derivative transactions	46,085	47,803
Total liquid assets	$ 119,345	$ 81,906
% of total	14.00%	13.00%
Encumbered liquid assets	$ 48,234	$ 37,367
Unencumbered liquid assets	71,111	44,539
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	70,207	58,222
Securities received as collateral from securities financing and derivative transactions	8,335	11,873
Total liquid assets	$ 78,542	$ 70,095
% of total	9.00%	11.00%
Encumbered liquid assets	$ 17,840	$ 20,939
Unencumbered liquid assets	60,702	49,156
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	56,437	47,854
Securities received as collateral from securities financing and derivative transactions	48,952	49,304
Total liquid assets	$ 105,389	$ 97,158
% of total	13.00%	15.00%
Encumbered liquid assets	$ 44,013	$ 39,500
Unencumbered liquid assets	$ 61,376	$ 57,658